OPERATING LEASES - Future Minimum Lease Commitments (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
OPERATING LEASES
Rental expenses	¥ 14,034,591	¥ 10,931,713
Future minimum lease commitments
2021	11,173,499
2022	10,191,143
2023	10,437,322
2024	11,068,206
2025	2,442,573
2026	¥ 674,828